COMMITMENTS AND CONTINGENCIES - Pre-Closing Bridge Notes (Details)	Nov. 02, 2021 USD ($)	Feb. 11, 2021 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Subsequent event | Series D Preferred Stock
COMMITMENTS AND CONTINGENCIES
Percent of discount			50.00%	50.00%
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc.
COMMITMENTS AND CONTINGENCIES
Percent of discount			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Percent of discount			75.00%	75.00%
Amount of pre-money equity valuation				$ 6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Common Stock
COMMITMENTS AND CONTINGENCIES
Percent of discount			75.00%
Amount of pre-money equity valuation			$ 6,900,000,000	$ 6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Subsequent event | Better HoldCo, Inc. | Common Stock | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Amount of pre-money equity valuation			6,900,000,000
If the proposed Business Combination is not completed on or before September 30, 2023 | Better HoldCo, Inc. | Subsequent event | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Amount of pre-money equity valuation			$ 6,900,000,000
Bridge Note Purchase Agreement | Sponsor
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	$ 100,000,000	$ 100,000,000
Bridge Note Purchase Agreement | SB Northstar LP
COMMITMENTS AND CONTINGENCIES
Bridge notes purchased	650,000,000	$ 650,000,000
Bridge Note Purchase Agreement | Better HoldCo, Inc.
COMMITMENTS AND CONTINGENCIES
Conversion rate of bridge notes into Better Class A common stock		1
Consideration amount		$ 10
Bridge Note Purchase Agreement | Better HoldCo, Inc.
COMMITMENTS AND CONTINGENCIES
Bridge notes issued	$ 750,000,000	$ 750,000,000
Conversion rate of bridge notes into Better Class A common stock	1
Consideration amount	$ 10